Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Equity Funds
Entity Central Index Key	0000745968
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000068994
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prudent Bear Fund
Class Name	Class A Shares
Trading Symbol	BEARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prudent Bear Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$252	2.68%

Expenses Paid, Amount	$ 252
Expense Ratio, Percent	2.68%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the S&P 500 Inverse Daily Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index, which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S. The Fund seeks to provide capital appreciation primarily through short positions in domestically traded equity securities and indices.

Top Contributors to Performance

  Long and short alpha versus the Index had a positive contribution on Fund relative performance.

  Top individual Fund holdings that contributed positively to performance included long positions in Tokyo Metro Co. Ltd., Ambiq Micro, Inc., Oportun Financial Corp., Timee, Inc., and Pfisterer Holding SE.

Top Detractors from Performance

  Top individual Fund holdings that detracted from performance were long positions in SPDR S&P 500 ETF options and Rigaku Holdings.

  Top individual Fund holdings that detracted from performance were short positions in iShares Russell 2000 ETF, SPDR Dow Jones Industrial Average ETF Trust, ARK Fintech Innovation ETF and ARK Innovation ETF.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	S&P 500 Index	S&P 500 Inverse Daily Index
9/30/2015	$9,450	$10,000	$10,000
9/30/2016	$8,122	$11,543	$8,542
9/30/2017	$6,773	$13,691	$7,284
9/30/2018	$5,524	$16,143	$6,281
9/30/2019	$5,237	$16,830	$6,139
9/30/2020	$4,234	$19,380	$4,828
9/30/2021	$3,258	$25,194	$3,649
9/30/2022	$3,635	$21,296	$4,181
9/30/2023	$2,986	$25,900	$3,665
9/30/2024	$2,430	$35,315	$2,950
9/30/2025	$2,147	$41,530	$2,651

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	(16.50%)	(13.68%)	(14.26%)
Class A Shares without sales load	(11.64%)	(12.70%)	(13.77%)
S&P 500 Index	17.60%	16.47%	15.30%
S&P 500 Inverse Daily Index	(10.13%)	(11.30%)	(12.43%)

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 99,334,908
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 1,182,472
InvestmentCompanyPortfolioTurnover	249.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$99,334,908 Number of Investments203 Portfolio Turnover249% Total Advisory Fees Paid$1,182,472
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Sold Short	(71.6%)
Purchased Put Options	0.1%
Cash Equivalents	8.1%
Common Stocks	10.7%
U.S Treasury Securities	82.1%

Top Sectors (% of Total Securities Sold Short)

Value	Value
Materials	0.5%
Utilities	0.6%
Real Estate	0.7%
Consumer Staples	0.7%
Energy	0.7%
Consumer Discretionary	0.9%
Health Care	1.0%
Industrials	1.0%
Financials	1.1%
Information Technology	1.2%
Broad Equity Index	91.2%

Material Fund Change [Text Block]
C000068995
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prudent Bear Fund
Class Name	Class C Shares
Trading Symbol	PBRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prudent Bear Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$321	3.42%

Expenses Paid, Amount	$ 321
Expense Ratio, Percent	3.42%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the S&P 500 Inverse Daily Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index, which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S. The Fund seeks to provide capital appreciation primarily through short positions in domestically traded equity securities and indices.

Top Contributors to Performance

  Long and short alpha versus the Index had a positive contribution on Fund relative performance.

  Top individual Fund holdings that contributed positively to performance included long positions in Tokyo Metro Co. Ltd., Ambiq Micro, Inc., Oportun Financial Corp., Timee, Inc., and Pfisterer Holding SE.

Top Detractors from Performance

  Top individual Fund holdings that detracted from performance were long positions in SPDR S&P 500 ETF options and Rigaku Holdings.

  Top individual Fund holdings that detracted from performance were short positions in iShares Russell 2000 ETF, SPDR Dow Jones Industrial Average ETF Trust, ARK Fintech Innovation ETF and ARK Innovation ETF.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares with sales load	S&P 500 Index	S&P 500 Inverse Daily Index
9/30/2015	$10,000	$10,000	$10,000
9/30/2016	$8,534	$11,543	$8,542
9/30/2017	$7,069	$13,691	$7,284
9/30/2018	$5,721	$16,143	$6,281
9/30/2019	$5,382	$16,830	$6,139
9/30/2020	$4,319	$19,380	$4,828
9/30/2021	$3,299	$25,194	$3,649
9/30/2022	$3,657	$21,296	$4,181
9/30/2023	$2,980	$25,900	$3,665
9/30/2024	$2,425	$35,315	$2,950
9/30/2025	$2,143	$41,530	$2,651

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	(13.16%)	(13.34%)	(14.28%)
Class C Shares without sales load	(12.37%)	(13.34%)	(14.28%)
S&P 500 Index	17.60%	16.47%	15.30%
S&P 500 Inverse Daily Index	(10.13%)	(11.30%)	(12.43%)

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 99,334,908
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 1,182,472
InvestmentCompanyPortfolioTurnover	249.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$99,334,908 Number of Investments203 Portfolio Turnover249% Total Advisory Fees Paid$1,182,472
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Sold Short	(71.6%)
Purchased Put Options	0.1%
Cash Equivalents	8.1%
Common Stocks	10.7%
U.S Treasury Securities	82.1%

Top Sectors (% of Total Securities Sold Short)

Value	Value
Materials	0.5%
Utilities	0.6%
Real Estate	0.7%
Consumer Staples	0.7%
Energy	0.7%
Consumer Discretionary	0.9%
Health Care	1.0%
Industrials	1.0%
Financials	1.1%
Information Technology	1.2%
Broad Equity Index	91.2%

Material Fund Change [Text Block]
C000068996
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prudent Bear Fund
Class Name	Institutional Shares
Trading Symbol	PBRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prudent Bear Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$226	2.40%

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	2.40%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the S&P 500 Inverse Daily Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index, which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S. The Fund seeks to provide capital appreciation primarily through short positions in domestically traded equity securities and indices.

Top Contributors to Performance

  Long and short alpha versus the Index had a positive contribution on Fund relative performance.

  Top individual Fund holdings that contributed positively to performance included long positions in Tokyo Metro Co. Ltd., Ambiq Micro, Inc., Oportun Financial Corp., Timee, Inc., and Pfisterer Holding SE.

Top Detractors from Performance

  Top individual Fund holdings that detracted from performance were long positions in SPDR S&P 500 ETF options and Rigaku Holdings.

  Top individual Fund holdings that detracted from performance were short positions in iShares Russell 2000 ETF, SPDR Dow Jones Industrial Average ETF Trust, ARK Fintech Innovation ETF and ARK Innovation ETF.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	S&P 500 Index	S&P 500 Inverse Daily Index
9/30/2015	$10,000	$10,000	$10,000
9/30/2016	$8,643	$11,543	$8,542
9/30/2017	$7,230	$13,691	$7,284
9/30/2018	$5,909	$16,143	$6,281
9/30/2019	$5,617	$16,830	$6,139
9/30/2020	$4,552	$19,380	$4,828
9/30/2021	$3,508	$25,194	$3,649
9/30/2022	$3,925	$21,296	$4,181
9/30/2023	$3,232	$25,900	$3,665
9/30/2024	$2,640	$35,315	$2,950
9/30/2025	$2,337	$41,530	$2,651

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	(11.49%)	(12.48%)	(13.53%)
S&P 500 Index	17.60%	16.47%	15.30%
S&P 500 Inverse Daily Index	(10.13%)	(11.30%)	(12.43%)

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 99,334,908
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 1,182,472
InvestmentCompanyPortfolioTurnover	249.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$99,334,908 Number of Investments203 Portfolio Turnover249% Total Advisory Fees Paid$1,182,472
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Sold Short	(71.6%)
Purchased Put Options	0.1%
Cash Equivalents	8.1%
Common Stocks	10.7%
U.S Treasury Securities	82.1%

Top Sectors (% of Total Securities Sold Short)

Value	Value
Materials	0.5%
Utilities	0.6%
Real Estate	0.7%
Consumer Staples	0.7%
Energy	0.7%
Consumer Discretionary	0.9%
Health Care	1.0%
Industrials	1.0%
Financials	1.1%
Information Technology	1.2%
Broad Equity Index	91.2%

Material Fund Change [Text Block]
C000073699
Shareholder Report [Line Items]
Fund Name	Federated Hermes Clover Small Value Fund
Class Name	Class A Shares
Trading Symbol	VSFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Clover Small Value Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to or planned for the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$115	1.13%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 96% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in common stocks and other equity securities of U.S. companies with small market capitalizations.

Top Contributors to Performance

  Security selection in the Real Estate and Utilities sectors had a positive contribution on Fund relative performance.

  An overweight allocation to the Information Technology sector, an underweight allocation to the Health Care sector, and an allocation to cash aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in H&E Equipment Services, Inc., NETGEAR, Inc., and IDACORP, Inc.

Top Detractors from Performance

  Security selection in the Materials, Consumer Discretionary, and Communication Services sectors detracted from Fund relative performance.

  Underweight allocation to the Communication Services sector and an overweight allocation to the Financials sector detracted from performance.

  Top individual Fund holdings that detracted from performance were overweight positions in Vestis Corporation, JELD-WEN Holding, Inc., and Ashland Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Russell 3000® Index	Morningstar Small Value Funds Average	Russell 2000® Value Index
9/30/2015	$9,450	$10,000	$10,000	$10,000
9/30/2016	$10,326	$11,496	$11,433	$11,881
9/30/2017	$12,417	$13,647	$13,518	$14,322
9/30/2018	$13,117	$16,046	$14,655	$15,658
9/30/2019	$11,641	$16,514	$13,293	$14,367
9/30/2020	$10,388	$18,992	$11,393	$12,229
9/30/2021	$17,046	$25,045	$18,532	$20,047
9/30/2022	$14,951	$20,630	$15,807	$16,501
9/30/2023	$16,047	$24,852	$18,143	$17,795
9/30/2024	$20,017	$33,598	$22,266	$22,401
9/30/2025	$20,701	$39,447	$23,410	$24,167

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	(2.27%)	13.50%	7.55%
Class A Shares without sales load	3.42%	14.79%	8.16%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.60%	9.22%
Morningstar Small Value Funds Average	5.00%	15.50%	8.87%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 160,082,924
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 825,491
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$160,082,924 Number of Investments94 Portfolio Turnover59% Total Advisory Fees Paid$825,491
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Consumer Staples	2.1%
Utilities	5.6%
Energy	5.7%
Materials	5.9%
Health Care	6.5%
Consumer Discretionary	8.2%
Information Technology	10.2%
Real Estate	10.5%
Industrials	14.2%
Financials	28.8%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

      Effective July 18, 2025, Eric Triplett, CFA, no longer serves as a portfolio manager of the Fund.

The following changes are effective November 26, 2025:

     Stephen Gutch no longer serves as a portfolio manager of the Fund.

     Daniel J. Mahr, John Paul Lewicke, Damien Zhang and Frederick Konopka will serve as the Fund’s portfolio management team.

     The Fund will change its name to Federated Hermes MDT Small Cap Value Fund.

     The Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small-cap value investments.

     The portfolio management team will apply MDT’s quantitative model driven by fundamental and technical stock selection variables to the Fund’s small cap value strategy.

     Quantitative Modeling Risk will be added as a principal risk.

     Federated MDTA LLC (“MDT”) will become the Fund’s adviser.

Material Fund Change Name [Text Block]	The Fund will change its name to Federated Hermes MDT Small Cap Value Fund.
Material Fund Change Strategies [Text Block]

     The Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small-cap value investments.

     The portfolio management team will apply MDT’s quantitative model driven by fundamental and technical stock selection variables to the Fund’s small cap value strategy.

Material Fund Change Risks Change [Text Block]	Quantitative Modeling Risk will be added as a principal risk.
Material Fund Change Adviser [Text Block]	Federated MDTA LLC (“MDT”) will become the Fund’s adviser.
Summary of Change Legend [Text Block]

The following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

      Effective July 18, 2025, Eric Triplett, CFA, no longer serves as a portfolio manager of the Fund.

The following changes are effective November 26, 2025:

     Stephen Gutch no longer serves as a portfolio manager of the Fund.

     Daniel J. Mahr, John Paul Lewicke, Damien Zhang and Frederick Konopka will serve as the Fund’s portfolio management team.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000073700
Shareholder Report [Line Items]
Fund Name	Federated Hermes Clover Small Value Fund
Class Name	Class C Shares
Trading Symbol	VSFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Clover Small Value Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to or planned for the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$194	1.92%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 96% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in common stocks and other equity securities of U.S. companies with small market capitalizations.

Top Contributors to Performance

  Security selection in the Real Estate and Utilities sectors had a positive contribution on Fund relative performance.

  An overweight allocation to the Information Technology sector, an underweight allocation to the Health Care sector, and an allocation to cash aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in H&E Equipment Services, Inc., NETGEAR, Inc., and IDACORP, Inc.

Top Detractors from Performance

  Security selection in the Materials, Consumer Discretionary, and Communication Services sectors detracted from Fund relative performance.

  Underweight allocation to the Communication Services sector and an overweight allocation to the Financials sector detracted from performance.

  Top individual Fund holdings that detracted from performance were overweight positions in Vestis Corporation, JELD-WEN Holding, Inc., and Ashland Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares with sales load	Russell 3000® Index	Morningstar Small Value Funds Average	Russell 2000® Value Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
9/30/2016	$10,847	$11,496	$11,433	$11,881
9/30/2017	$12,945	$13,647	$13,518	$14,322
9/30/2018	$13,569	$16,046	$14,655	$15,658
9/30/2019	$11,949	$16,514	$13,293	$14,367
9/30/2020	$10,584	$18,992	$11,393	$12,229
9/30/2021	$17,238	$25,045	$18,532	$20,047
9/30/2022	$14,998	$20,630	$15,807	$16,501
9/30/2023	$15,973	$24,852	$18,143	$17,795
9/30/2024	$19,924	$33,598	$22,266	$22,401
9/30/2025	$20,605	$39,447	$23,410	$24,167

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	1.65%	13.89%	7.50%
Class C Shares without sales load	2.58%	13.89%	7.50%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.60%	9.22%
Morningstar Small Value Funds Average	5.00%	15.50%	8.87%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 160,082,924
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 825,491
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$160,082,924 Number of Investments94 Portfolio Turnover59% Total Advisory Fees Paid$825,491
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Consumer Staples	2.1%
Utilities	5.6%
Energy	5.7%
Materials	5.9%
Health Care	6.5%
Consumer Discretionary	8.2%
Information Technology	10.2%
Real Estate	10.5%
Industrials	14.2%
Financials	28.8%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

      Effective July 18, 2025, Eric Triplett, CFA, no longer serves as a portfolio manager of the Fund.

The following changes are effective November 26, 2025:

     Stephen Gutch no longer serves as a portfolio manager of the Fund.

     Daniel J. Mahr, John Paul Lewicke, Damien Zhang and Frederick Konopka will serve as the Fund’s portfolio management team.

     The Fund will change its name to Federated Hermes MDT Small Cap Value Fund.

     The Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small-cap value investments.

     The portfolio management team will apply MDT’s quantitative model driven by fundamental and technical stock selection variables to the Fund’s small cap value strategy.

     Quantitative Modeling Risk will be added as a principal risk.

     Federated MDTA LLC (“MDT”) will become the Fund’s adviser.

Material Fund Change Name [Text Block]	The Fund will change its name to Federated Hermes MDT Small Cap Value Fund.
Material Fund Change Strategies [Text Block]

     The Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small-cap value investments.

     The portfolio management team will apply MDT’s quantitative model driven by fundamental and technical stock selection variables to the Fund’s small cap value strategy.

Material Fund Change Risks Change [Text Block]	Quantitative Modeling Risk will be added as a principal risk.
Material Fund Change Adviser [Text Block]	Federated MDTA LLC (“MDT”) will become the Fund’s adviser.
Summary of Change Legend [Text Block]

The following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

      Effective July 18, 2025, Eric Triplett, CFA, no longer serves as a portfolio manager of the Fund.

The following changes are effective November 26, 2025:

     Stephen Gutch no longer serves as a portfolio manager of the Fund.

     Daniel J. Mahr, John Paul Lewicke, Damien Zhang and Frederick Konopka will serve as the Fund’s portfolio management team.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000096922
Shareholder Report [Line Items]
Fund Name	Federated Hermes Clover Small Value Fund
Class Name	Class R Shares
Trading Symbol	VSFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Clover Small Value Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to or planned for the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$124	1.22%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 96% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in common stocks and other equity securities of U.S. companies with small market capitalizations.

Top Contributors to Performance

  Security selection in the Real Estate and Utilities sectors had a positive contribution on Fund relative performance.

  An overweight allocation to the Information Technology sector, an underweight allocation to the Health Care sector, and an allocation to cash aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in H&E Equipment Services, Inc., NETGEAR, Inc., and IDACORP, Inc.

Top Detractors from Performance

  Security selection in the Materials, Consumer Discretionary, and Communication Services sectors detracted from Fund relative performance.

  Underweight allocation to the Communication Services sector and an overweight allocation to the Financials sector detracted from performance.

  Top individual Fund holdings that detracted from performance were overweight positions in Vestis Corporation, JELD-WEN Holding, Inc., and Ashland Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R Shares	Russell 3000® Index	Morningstar Small Value Funds Average	Russell 2000® Value Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
9/30/2016	$10,923	$11,496	$11,433	$11,881
9/30/2017	$13,131	$13,647	$13,518	$14,322
9/30/2018	$13,864	$16,046	$14,655	$15,658
9/30/2019	$12,301	$16,514	$13,293	$14,367
9/30/2020	$10,975	$18,992	$11,393	$12,229
9/30/2021	$18,012	$25,045	$18,532	$20,047
9/30/2022	$15,785	$20,630	$15,807	$16,501
9/30/2023	$16,927	$24,852	$18,143	$17,795
9/30/2024	$21,088	$33,598	$22,266	$22,401
9/30/2025	$21,790	$39,447	$23,410	$24,167

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R Shares	3.33%	14.70%	8.10%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.60%	9.22%
Morningstar Small Value Funds Average	5.00%	15.50%	8.87%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 160,082,924
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 825,491
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$160,082,924 Number of Investments94 Portfolio Turnover59% Total Advisory Fees Paid$825,491
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Consumer Staples	2.1%
Utilities	5.6%
Energy	5.7%
Materials	5.9%
Health Care	6.5%
Consumer Discretionary	8.2%
Information Technology	10.2%
Real Estate	10.5%
Industrials	14.2%
Financials	28.8%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

      Effective July 18, 2025, Eric Triplett, CFA, no longer serves as a portfolio manager of the Fund.

The following changes are effective November 26, 2025:

     Stephen Gutch no longer serves as a portfolio manager of the Fund.

     Daniel J. Mahr, John Paul Lewicke, Damien Zhang and Frederick Konopka will serve as the Fund’s portfolio management team.

     The Fund will change its name to Federated Hermes MDT Small Cap Value Fund.

     The Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small-cap value investments.

     The portfolio management team will apply MDT’s quantitative model driven by fundamental and technical stock selection variables to the Fund’s small cap value strategy.

     Quantitative Modeling Risk will be added as a principal risk.

     Federated MDTA LLC (“MDT”) will become the Fund’s adviser.

Material Fund Change Name [Text Block]	The Fund will change its name to Federated Hermes MDT Small Cap Value Fund.
Material Fund Change Strategies [Text Block]

     The Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small-cap value investments.

     The portfolio management team will apply MDT’s quantitative model driven by fundamental and technical stock selection variables to the Fund’s small cap value strategy.

Material Fund Change Risks Change [Text Block]	Quantitative Modeling Risk will be added as a principal risk.
Material Fund Change Adviser [Text Block]	Federated MDTA LLC (“MDT”) will become the Fund’s adviser.
Summary of Change Legend [Text Block]

The following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

      Effective July 18, 2025, Eric Triplett, CFA, no longer serves as a portfolio manager of the Fund.

The following changes are effective November 26, 2025:

     Stephen Gutch no longer serves as a portfolio manager of the Fund.

     Daniel J. Mahr, John Paul Lewicke, Damien Zhang and Frederick Konopka will serve as the Fund’s portfolio management team.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000168179
Shareholder Report [Line Items]
Fund Name	Federated Hermes Clover Small Value Fund
Class Name	Class R6 Shares
Trading Symbol	VSFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Clover Small Value Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to or planned for the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 96% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in common stocks and other equity securities of U.S. companies with small market capitalizations.

Top Contributors to Performance

  Security selection in the Real Estate and Utilities sectors had a positive contribution on Fund relative performance.

  An overweight allocation to the Information Technology sector, an underweight allocation to the Health Care sector, and an allocation to cash aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in H&E Equipment Services, Inc., NETGEAR, Inc., and IDACORP, Inc.

Top Detractors from Performance

  Security selection in the Materials, Consumer Discretionary, and Communication Services sectors detracted from Fund relative performance.

  Underweight allocation to the Communication Services sector and an overweight allocation to the Financials sector detracted from performance.

  Top individual Fund holdings that detracted from performance were overweight positions in Vestis Corporation, JELD-WEN Holding, Inc., and Ashland Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	Russell 3000® Index	Morningstar Small Value Funds Average	Russell 2000® Value Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
9/30/2016	$10,932	$11,496	$11,433	$11,881
9/30/2017	$13,187	$13,647	$13,518	$14,322
9/30/2018	$13,975	$16,046	$14,655	$15,658
9/30/2019	$12,438	$16,514	$13,293	$14,367
9/30/2020	$11,136	$18,992	$11,393	$12,229
9/30/2021	$18,334	$25,045	$18,532	$20,047
9/30/2022	$16,134	$20,630	$15,807	$16,501
9/30/2023	$17,372	$24,852	$18,143	$17,795
9/30/2024	$21,736	$33,598	$22,266	$22,401
9/30/2025	$22,547	$39,447	$23,410	$24,167

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Reference*	3.73%	15.15%	8.47%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.60%	9.22%
Morningstar Small Value Funds Average	5.00%	15.50%	8.87%
Footnote	Description
Footnote*	The Fund’s Class R6 Shares commenced operations on March 29, 2016. For the period prior to the commencement of operations of Class R6 Shares, the performance information shown is for the Fund’s Class A Shares. Additionally, the performance information shown above has been adjusted to reflect the absence of sales charges applicable to Class A Shares.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 160,082,924
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 825,491
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$160,082,924 Number of Investments94 Portfolio Turnover59% Total Advisory Fees Paid$825,491
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Consumer Staples	2.1%
Utilities	5.6%
Energy	5.7%
Materials	5.9%
Health Care	6.5%
Consumer Discretionary	8.2%
Information Technology	10.2%
Real Estate	10.5%
Industrials	14.2%
Financials	28.8%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

      Effective July 18, 2025, Eric Triplett, CFA, no longer serves as a portfolio manager of the Fund.

The following changes are effective November 26, 2025:

     Stephen Gutch no longer serves as a portfolio manager of the Fund.

     Daniel J. Mahr, John Paul Lewicke, Damien Zhang and Frederick Konopka will serve as the Fund’s portfolio management team.

     The Fund will change its name to Federated Hermes MDT Small Cap Value Fund.

     The Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small-cap value investments.

     The portfolio management team will apply MDT’s quantitative model driven by fundamental and technical stock selection variables to the Fund’s small cap value strategy.

     Quantitative Modeling Risk will be added as a principal risk.

     Federated MDTA LLC (“MDT”) will become the Fund’s adviser.

Material Fund Change Name [Text Block]	The Fund will change its name to Federated Hermes MDT Small Cap Value Fund.
Material Fund Change Strategies [Text Block]

     The Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small-cap value investments.

     The portfolio management team will apply MDT’s quantitative model driven by fundamental and technical stock selection variables to the Fund’s small cap value strategy.

Material Fund Change Risks Change [Text Block]	Quantitative Modeling Risk will be added as a principal risk.
Material Fund Change Adviser [Text Block]	Federated MDTA LLC (“MDT”) will become the Fund’s adviser.
Summary of Change Legend [Text Block]

The following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

      Effective July 18, 2025, Eric Triplett, CFA, no longer serves as a portfolio manager of the Fund.

The following changes are effective November 26, 2025:

     Stephen Gutch no longer serves as a portfolio manager of the Fund.

     Daniel J. Mahr, John Paul Lewicke, Damien Zhang and Frederick Konopka will serve as the Fund’s portfolio management team.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000073701
Shareholder Report [Line Items]
Fund Name	Federated Hermes Clover Small Value Fund
Class Name	Institutional Shares
Trading Symbol	VSFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Clover Small Value Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to or planned for the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 96% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in common stocks and other equity securities of U.S. companies with small market capitalizations.

Top Contributors to Performance

  Security selection in the Real Estate and Utilities sectors had a positive contribution on Fund relative performance.

  An overweight allocation to the Information Technology sector, an underweight allocation to the Health Care sector, and an allocation to cash aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in H&E Equipment Services, Inc., NETGEAR, Inc., and IDACORP, Inc.

Top Detractors from Performance

  Security selection in the Materials, Consumer Discretionary, and Communication Services sectors detracted from Fund relative performance.

  Underweight allocation to the Communication Services sector and an overweight allocation to the Financials sector detracted from performance.

  Top individual Fund holdings that detracted from performance were overweight positions in Vestis Corporation, JELD-WEN Holding, Inc., and Ashland Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Russell 3000® Index	Morningstar Small Value Funds Average	Russell 2000® Value Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
9/30/2016	$10,954	$11,496	$11,433	$11,881
9/30/2017	$13,206	$13,647	$13,518	$14,322
9/30/2018	$13,982	$16,046	$14,655	$15,658
9/30/2019	$12,437	$16,514	$13,293	$14,367
9/30/2020	$11,122	$18,992	$11,393	$12,229
9/30/2021	$18,311	$25,045	$18,532	$20,047
9/30/2022	$16,096	$20,630	$15,807	$16,501
9/30/2023	$17,326	$24,852	$18,143	$17,795
9/30/2024	$21,662	$33,598	$22,266	$22,401
9/30/2025	$22,457	$39,447	$23,410	$24,167

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	3.67%	15.09%	8.43%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.60%	9.22%
Morningstar Small Value Funds Average	5.00%	15.50%	8.87%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 160,082,924
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 825,491
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$160,082,924 Number of Investments94 Portfolio Turnover59% Total Advisory Fees Paid$825,491
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Consumer Staples	2.1%
Utilities	5.6%
Energy	5.7%
Materials	5.9%
Health Care	6.5%
Consumer Discretionary	8.2%
Information Technology	10.2%
Real Estate	10.5%
Industrials	14.2%
Financials	28.8%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

      Effective July 18, 2025, Eric Triplett, CFA, no longer serves as a portfolio manager of the Fund.

The following changes are effective November 26, 2025:

     Stephen Gutch no longer serves as a portfolio manager of the Fund.

     Daniel J. Mahr, John Paul Lewicke, Damien Zhang and Frederick Konopka will serve as the Fund’s portfolio management team.

     The Fund will change its name to Federated Hermes MDT Small Cap Value Fund.

     The Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small-cap value investments.

     The portfolio management team will apply MDT’s quantitative model driven by fundamental and technical stock selection variables to the Fund’s small cap value strategy.

     Quantitative Modeling Risk will be added as a principal risk.

     Federated MDTA LLC (“MDT”) will become the Fund’s adviser.

Material Fund Change Name [Text Block]	The Fund will change its name to Federated Hermes MDT Small Cap Value Fund.
Material Fund Change Strategies [Text Block]

     The Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small-cap value investments.

     The portfolio management team will apply MDT’s quantitative model driven by fundamental and technical stock selection variables to the Fund’s small cap value strategy.

Material Fund Change Risks Change [Text Block]	Quantitative Modeling Risk will be added as a principal risk.
Material Fund Change Adviser [Text Block]	Federated MDTA LLC (“MDT”) will become the Fund’s adviser.
Summary of Change Legend [Text Block]

The following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

      Effective July 18, 2025, Eric Triplett, CFA, no longer serves as a portfolio manager of the Fund.

The following changes are effective November 26, 2025:

     Stephen Gutch no longer serves as a portfolio manager of the Fund.

     Daniel J. Mahr, John Paul Lewicke, Damien Zhang and Frederick Konopka will serve as the Fund’s portfolio management team.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation